Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000248910 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000248910 | 866973AD2 | Sunland Medical Foundation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248910 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248910 | Financials21258BAA8
Holdings [Line Items]
Percent of Total Investments	92.40%
C000248910 | Health Care866973AD2
Holdings [Line Items]
Percent of Total Investments	7.60%
C000248910 | Energy8AMCSHVS8
Holdings [Line Items]
Percent of Total Investments	0.00%
C000248909 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000248909 | 866973AD2 | Sunland Medical Foundation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248909 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248909 | Financials21258BAA8
Holdings [Line Items]
Percent of Total Investments	92.40%
C000248909 | Health Care866973AD2
Holdings [Line Items]
Percent of Total Investments	7.60%
C000248909 | Energy8AMCSHVS8
Holdings [Line Items]
Percent of Total Investments	0.00%
C000248908 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000248908 | 866973AD2 | Sunland Medical Foundation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248908 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248908 | Financials21258BAA8
Holdings [Line Items]
Percent of Total Investments	92.40%
C000248908 | Health Care866973AD2
Holdings [Line Items]
Percent of Total Investments	7.60%
C000248908 | Energy8AMCSHVS8
Holdings [Line Items]
Percent of Total Investments	0.00%